Fair Value Measurements (Narrative) (FY) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Additional Paid-In Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock-based deferred compensation liabilities to be settled	$ 20	$ 20